SIGNIFICANT ACCOUNTING POLICIES (Schedule of estimated useful lives of intangible assets) (Details)	12 Months Ended
Dec. 31, 2023
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	20.00%
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	8.00%
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	33.00%